ADVANCED SERIES TRUST

AST International Equity Portfolio

Supplement dated January 23, 2026 to the

Summary Prospectus and Prospectus, each dated May 1, 2025, as supplemented

This supplement should be read in conjunction with the Summary Prospectus for AST International Equity Portfolio (the Portfolio) and the Prospectus (the Prospectus) for Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

The Trust’s Prospectus and the Summary Prospectus for the Portfolio are hereby revised as follows effective immediately:

I.The following footnote will be added following references to Mr. Matt Krummell:

“*Matt Krummell has announced his intention to retire from Massachusetts Financial Services Company effective April 7, 2027, and he will no longer be a portfolio manager of the Portfolio as of that date.”

II.The table in the section of the Summary Prospectus and Prospectus entitled “MANAGEMENT OF THE PORTFOLIO”, is hereby revised by adding the following information with respect to Nathan Bryant and Jenney Zhang:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager

PGIM Investments	Massachusetts	Nathan Bryant, CFA	Portfolio Manager	January 2026
LLC / AST	Financial Services		and Investment
Investment Services,	Company		Officer
Inc.

		Jenney Zhang, CFA	Portfolio Manager	January 2026
and Investment
Officer

III.The first paragraph of the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST International Equity Portfolio” is hereby replaced with the following:

MFS Segment. The portfolio managers from MFS who will be primarily responsible for the day-to-day management of the MFS segment of the Portfolio are Jed Stocks, CFA, Jim Fallon, Matt Krummell, CFA, Jonathan Sage, CFA, Nathan Bryant, CFA and Jenney Zhang, CFA.

IV. The following professional biographies are hereby added before the last paragraph in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST International Equity Portfolio:”

Nathan Bryant, CFA, an Investment Officer of MFS, is a co-manager of the MFS segment of the Portfolio. He has been employed in the investment area of MFS since 2015.

Jenney Zhang, CFA, an Investment Officer of MFS, is a co-manager of the MFS segment of the Portfolio. She has been employed in the investment area of MFS since 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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